Non-current assets - financial assets - Summary of non-current assets - financial assets (Detail) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of non-current financial assets available for sale [line items]
Non-current assets - available for financial assets	$ 4,335	$ 22
Listed ordinary shares - available-for-sale [member]
Disclosure of non-current financial assets available for sale [line items]
Non-current assets - available for financial assets	3,680	$ 22
Unlisted shares and options - FVTPL [member]
Disclosure of non-current financial assets available for sale [line items]
Non-current assets - available for financial assets	$ 655